Related party transactions	3 Months Ended
Nov. 30, 2025
Related Party Transactions
Related party transactions

17.	Related party transactions

The Company’s key management personnel consist of its Chief Executive Officer, Chief Operating Officer, Chief Financial Officer, Senior Vice President, Tanzania and directors of the Company. Related parties include the key management personnel, extended relatives and enterprises that are controlled by these individuals as well as certain consultants performing similar functions.

Remuneration of key management personnel of the Company was as follows:

	Three months ended November 30,
Key management personnel	2025	2024
Remuneration	$451	$366
Share-based compensation expense	166	93
Total key management personnel	$617	$459

During the three months ended November 30, 2025, $0.1 million for stock options granted to key management personnel was expensed (2024 - $0.1 million) and $0.1 million for RSUs granted to directors and key management personnel was expensed (2024 - $nil).

During the three months ended November 30, 2025, $nil related to common share awards granted to directors and key management personnel pursuant to their employment contracts was expensed (2024 - $nil).

As of November 30, 2025, 6.4 million common shares vested from share-based compensation have yet to be issued.

During the three months ended November 30, 2025, Buckreef recognized expenses of $0.1 million (2024: $0.1 million) related to loans provided by its parent.